Income Tax- Additional Information (Detail) - ARS ($) $ in Thousands				12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Effective income tax rate				38.60%	108.50%	58.30%
Tax rate effect of adjustments for current tax of prior periods					100.00%
Variation of internal rate denominated IPC				15.00%	30.00%	55.00%
Tax rate effect from change in tax rate			30.00%
Income tax rate for the period				30.00%	30.00%	35.00%
Income tax current				$ 7,002,124
Forecast [member]
Disclosure Of Income Taxes [line items]
Tax rate effect of adjustments for current tax of prior periods		100.00%
Income tax rate for the period	25.00%